CIRR-system (Tables)	6 Months Ended
Jun. 30, 2022
CIRR-system
Information about CIRR-system

Statement of Comprehensive Income for the CIRR-system

	Apr-Jun	Jan–Mar	Apr-Jun	Jan-Jun	Jan-Jun	Jan-Dec
Skr mn	2022	2022	2021	2022	2021	2021
Interest income	556	557	498	1,113	985	2,105
Interest expenses	-517	-513	-494	-1,030	-1,014	-2,061
Interest compensation	2	—	7	2	7	7
Exchange-rate differences	1	1	0	2	-1	-1
Profit before compensation to SEK	42	45	11	87	-23	50
Administrative remuneration to SEK	-58	-56	-47	-114	-92	-197
Operating profit CIRR-system	-16	-11	-36	-27	-115	-147
Reimbursement to (–) / from (+) the State	16	11	36	27	115	147

Statement of Financial Position for the CIRR-system

	June 30,	December 31,
Skr mn	2022	2021
Cash and cash equivalents	1	8
Loans	95,031	87,872
Derivatives	4,462	36
Other assets	396	7,359
Prepaid expenses and accrued revenues	723	470
Total assets	100,613	95,745

Liabilities	99,908	88,092
Derivatives	—	7,060
Accrued expenses and prepaid revenues	705	593
Total liabilities	100,613	95,745

Commitments
Committed undisbursed loans	47,839	39,084
Binding offers	3,536	1,510